share-based compensation - Restricted share units (Details) - EquityInstruments	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
TELUS Corporation restricted share units
share-based compensation
Outstanding	10,730,373		7,315,252
Restricted share units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	449,850		282,100
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding	1,349,549		846,298
Restricted share units with only service conditions
share-based compensation
Outstanding	8,930,974		6,186,854
Restricted share units without market performance conditions share-based compensation
Outstanding	9,380,824	9,060,044	6,468,954